Subsequent Events LLC - FP Land LLC (Details) (Subsequent event, FP Land LLC, predecessor business, Equity contributions for repayment of indebtedness collateralized by real estate not owned, Certain direct or indirect equity holders, USD $)
0 Months Ended
Feb. 12, 2014
Subsequent event | FP Land LLC, predecessor business | Equity contributions for repayment of indebtedness collateralized by real estate not owned | Certain direct or indirect equity holders
Subsequent Events
Expected amount of transaction	$ 240,000